Condensed Statements of Cash Flows - USD ($)	1 Months Ended		3 Months Ended							6 Months Ended		7 Months Ended	12 Months Ended	25 Months Ended
	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2023
Cash flows from operating activities:
Net loss			$ (258,018)	$ (212,647)	$ 618,083	$ 336,890	$ 64,568	$ (171,917)	$ (169,488)	$ (470,665)	$ (107,349)	$ (169,488)	$ 847,623
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investment held in Trust Account										(302,669)	(220,201)	(1,679)	(2,081,055)
Changes in current assets and liabilities:
Prepaid expenses										10,477	56,999	(306,945)	172,520
Accounts payable										279,356	(55,014)	204,095	(20,589)
Income tax expense										84,930	6,387		445,793
Income Tax Receivable										8,765			(8,766)
Net cash used in operating activities										(389,806)	(319,178)	(274,017)	(644,474)
Cash Flows from Investing Activities:
Investment of cash in Trust Account												(146,625,000)
Net cash used in investing activities												(146,625,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriters’ discount												140,875,000
Proceeds from issuance of private placement warrants												6,920,500
Proceeds from Issuance of Class B common stock to Sponsor												25,000
Proceeds from notes-payable to related party												300,000
Proceeds from advances from related party												363,995		$ 363,995
Payment of offering costs												(426,884)	(66,435)
Notes Payable										694,941	174,163
Funds Transfer from Trust Account to Cash for DE Tax Reimbursement	$ 45,120									45,120	(66,435)	(663,995)	333,814
Net cash provided by financing activities										740,061	107,728	147,393,616	267,379
Net change in cash										350,255	(211,450)	494,599	(377,093)
Cash, beginning of the period				$ 117,506		$ 283,149		$ 494,599		117,506	494,599		494,599
Cash, end of the period	$ 467,760		$ 467,760		$ 117,506		$ 283,149		$ 494,599	467,760	283,149	494,599	117,506	$ 467,760
Non-cash financing transactions:
Deferred underwriting fee payable										$ 500,000	$ 5,031,250	5,031,250	500,000
Accretion of common stock to redemption value													1,211,890
Payment from Trust Account in connection with redemption of shares													133,917,056
Remeasurement of shares subject to redemption												14,547,971	15,759,861
Offering costs included in accounts payable and accrued expenses												66,435
Funds Transfer from Trust Account to Cash for Federal and State Tax Reimbursement													$ 445,793